Related Party Transactions (Details) - Schedule of amounts owed from and to related parties - CNY (¥) ¥ in Thousands		Aug. 31, 2021	Aug. 31, 2020
Amounts due from related parties [Member]
Amounts due from related parties
Amount owed from related parties		¥ 15,087	¥ 16,513
Amounts due from related parties [Member] | Shaoguan Shunhong Real Estate Development Co., Ltd. [Member]
Amounts due from related parties
Amount owed from related parties	[1]	10,000	10,000
Amounts due from related parties [Member] | Can-Achieve Global Edutour Co., Ltd. [Member]
Amounts due from related parties
Amount owed from related parties	[1]	1,906	3,915
Amounts due from related parties [Member] | Hangzhou Mashao Enterprise Management Consulting Co., Ltd. [Member]
Amounts due from related parties
Amount owed from related parties	[2]	1,206
Amounts due from related parties [Member] | Kaiping Country Garden Property Development Co., Ltd. [Member]
Amounts due from related parties
Amount owed from related parties	[3]	1,060	1,077
Amounts due from related parties [Member] | Amounts due from related parties others [Member]
Amounts due from related parties
Amount owed from related parties		915	1,521
Amounts due to related parties [Member]
Amounts due from related parties
Amount owed from related parties		40,445	45,893
Amounts due to related parties [Member] | Chuzhou Country Garden Property Development Co., Ltd. [Member]
Amounts due from related parties
Amount owed from related parties	[4]	30,769	30,769
Amounts due to related parties [Member] | Shanghai Hanlue Information Technology Center Limited Partnership [Member]
Amounts due from related parties
Amount owed from related parties	[5]	2,885	11,573
Amounts due to related parties [Member] | Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. [Member]
Amounts due from related parties
Amount owed from related parties	[6]	2,462
Amounts due to related parties [Member] | Amounts due to related parties others [Member]
Amounts due from related parties
Amount owed from related parties		4,329	3,551
Other non-current liabilities due to related parties [Member]
Amounts due from related parties
Amount owed from related parties		13,154	26,843
Other non-current liabilities due to related parties [Member] | Shanghai Hanlue Information Technology Center Limited Partnership [Member]
Amounts due from related parties
Amount owed from related parties	[5]	2,650	5,108
Other non-current liabilities due to related parties [Member] | Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. [Member]
Amounts due from related parties
Amount owed from related parties	[6]	10,504
Other non-current liabilities due to related parties [Member] | Huaihua Zhiyi Network Technology Limited Partnership [Member]
Amounts due from related parties
Amount owed from related parties	[7]		14,490
Other non-current liabilities due to related parties [Member] | Huaihua Yimeng Network Technology Limited Partnership [Member]
Amounts due from related parties
Amount owed from related parties	[7]		7,245
Amounts due from Affected Entities [Member]
Amounts due from related parties
Amount owed from related parties		2,028,866	1,890,534
Amounts due from Affected Entities [Member] | BGY Education Investment Member
Amounts due from related parties
Amount owed from related parties		2,007,512	1,695,593
Amounts due from Affected Entities [Member] | Guangdong Country Garden School ("GCGS") [Member]
Amounts due from related parties
Amount owed from related parties		705	65,714
Amounts due from Affected Entities [Member] | Lanzhou Country Garden School [Member]
Amounts due from related parties
Amount owed from related parties		235	25,459
Amounts due from Affected Entities [Member] | Country Garden Venice Bilingual School ("CGBS") [Member]
Amounts due from related parties
Amount owed from related parties		187	13,358
Amounts due from Affected Entities [Member] | Huaxi Country Garden International School [Member]
Amounts due from related parties
Amount owed from related parties		371	3,662
Amounts due from Affected Entities [Member] | Amounts due from Affected Entities others [Member]
Amounts due from related parties
Amount owed from related parties		19,856	86,748
Amounts due from Affected Entities -non current [Member]
Amounts due from related parties
Amount owed from related parties			250,000
Amounts due from Affected Entities -non current [Member] | Guangdong Country Garden School ("GCGS") [Member]
Amounts due from related parties
Amount owed from related parties			150,000
Amounts due from Affected Entities -non current [Member] | Huanan Country Garden School [Member]
Amounts due from related parties
Amount owed from related parties			50,000
Amounts due from Affected Entities -non current [Member] | Phoenix City Bilingual School [Member]
Amounts due from related parties
Amount owed from related parties			50,000
Amounts due to Affected Entities [Member]
Amounts due from related parties
Amount owed from related parties		333,270	525,643
Amounts due to Affected Entities [Member] | BGY Education Investment Member
Amounts due from related parties
Amount owed from related parties		320,679	490,249
Amounts due to Affected Entities [Member] | Huanan Country Garden School [Member]
Amounts due from related parties
Amount owed from related parties			4,906
Amounts due to Affected Entities [Member] | Phoenix City Bilingual School [Member]
Amounts due from related parties
Amount owed from related parties			7,442
Amounts due to Affected Entities [Member] | Phoenix City Bilingual Kindergarten [Member]
Amounts due from related parties
Amount owed from related parties			2,281
Amounts due to Affected Entities [Member] | Zengcheng Country Garden School [Member]
Amounts due from related parties
Amount owed from related parties			3,219
Amounts due to Affected Entities [Member] | Amounts due to Affected Entities others [Member]
Amounts due from related parties
Amount owed from related parties		¥ 12,591	¥ 17,546

[1]	The amounts mainly represent the receivables from respective entities in which consist of expense were paid on behalf of entities controlled by Ms. Huiyan Yang (“Ms. H”) and a non-controlling interest shareholder, respectively.
[2]	The amounts represent loan receivables from the non-controlling interest shareholders of Hangzhou Impression.
[3]	The amounts mainly represent the receivables of providing consulting services on pre-opening schools to Kaiping Country Garden Property Development Co., Ltd..
[4]	The amounts mainly represent financing funds from other entities controlled by Ms. H, the chairperson of the Group, for the purpose of maintaining daily operation of certain schools.
[5]	The amounts represent the acquisition payables to Shanghai Hanlue Information Technology Center Limited Partnership for the acquisition of Linstitute in fiscal year 2020.
[6]	The amounts represent the acquisition payables to Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. for the acquisition of Leti in fiscal year 2021.
[7]	The amounts represent the acquisition payables due to Huaihua Zhiyi Network Technology Limited Partnership and Huaihua Yimeng Network Technology Limited Partnership for the acquisition of Chengdu Yinzhe in fiscal year 2019.